SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(1)  Basis of Presentation

The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(2)  Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation.

(3)  Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ materially from such estimates.

(4)  Fair Value of Financial Instruments

On January 1, 2008, the Company adopted Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, for financial assets and liabilities. On January 1, 2009, the Company also adopted the statement for all non-financial assets and non-financial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. FASB ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions the guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, the Company measures certain financial assets at fair value. The adoption did not have a material impact on the Company’s consolidated financial statements.

The Company’s financial instruments consist principally of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, accounts payable and certain accrued expenses. Short-term investments are limited to time deposits with original maturities longer than three months and less than one year. As of December 31, 2010 and 2011, the respective carrying values of financial instruments approximated their fair values based on their short-term maturities.

Financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

As of December 31, 2010	Level 1	Level 2	Level 3	Total
Cash equivalents	81,680	—	—	81,680
Short-term investments	7,142	—	—	7,142
Total	88,822	—	—	88,822

As of December 31, 2011	Level 1	Level 2	Level 3	Total
Cash equivalents	42,384	—	—	42,384
Short-term investments	76,009	—	—	76,009
Total	118,393	—	—	118,393

(5)  Cash and Cash Equivalents

Cash and cash equivalents are cash on demand, money market fund and time deposits with original maturities of three months or less.

(6)  Short-term Investments

Short-term investments are time deposits with original maturities longer than three months and less than one year.

(7)  Concentration of Credit Risks

Financial instruments that potentially expose the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, restricted cash and accounts receivable.

As of December 31, 2010 and 2011, substantially all of the Company’s cash and cash equivalents and time deposits were held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located. The Company believes that it is not exposed to unusual risks as these financial institutions have high credit quality. The Company has not experienced any losses on its deposits of cash and cash equivalents, short-term investments and restricted cash.

The following table summarizes the percentage of the Company’s revenue and accounts receivable represented by distributors and customers with balances over 10% of total revenue for the years ended December 31, 2009, 2010 and 2011, and over 10% of accounts receivable as of December 31, 2010 and 2011, respectively:

Revenue	Year Ended December 31,
	2009	2010	2011
Company A	58%	53%	52%
Company B	19%	12%	1%
Company C	15%	15%	14%
Company D	—	—	18%
Company E	—	—	2%

Accounts receivable	December 31,
	2010	2011
Company A	63%	22%
Company C	19%	11%
Company E	6%	53%

The Company establishes credit limits for each distributor and customers and reviews such limits prior to product shipment. The Company believes that its distributors have high credit quality. As a result, it is not exposed to unusual credit risk and generally does not require collateral from the distributors.

(8)  Allowance for Doubtful Accounts

Accounts receivable are initially recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of customer accounts. The Company regularly reviews the allowance by considering factors such as historical experience, credit quality, age of the accounts receivable balances, and economic conditions that may affect a customer’s ability to pay. The Company did not record any allowance for doubtful accounts as of December 31, 2010 and 2011. For the periods presented, the Company did not write off any accounts receivable.

(9)  Inventories

Inventories are stated at the lower of cost (weighted average) or market. Cost comprises of direct material, shipping and handling, and overhead incurred to bring the inventories to their present location and condition. Due to its master agreements with distributors allowing for price protection and product return, the Company’s inventory balance includes products at cost held by distributors that have not been sold through to customers, even though the distributors hold legal title to such products. The Company performs impairment testing based on the following assessment for inventories held at the Company’s premises and held by distributors. Inventory write-downs are provided for obsolete and excess inventory based on management’s forecasts of demand over specific future time horizons, and for the excess of the carrying value over their estimated market value less costs to dispose which relies on forecasts of average selling prices in future periods. If economic, competitive or other factors cause market conditions to be less favorable than those projected by management, additional inventory write-downs may be required and they could have a material adverse effect on the Company’s future results of operations. In addition, the Company records a liability for firm, noncancelable, and unconditional purchase commitments with suppliers for quantities in excess of the Company’s future demand forecasts consistent with its valuation of excess and obsolete inventory.

(10)  Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization, which are computed using the straight- line method over the following estimated useful lives:

Equipment and office furniture	3-5 years
Motor vehicles	5 years
Software	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful lives

Repair and maintenance costs are expensed as incurred. Upon retirement or other disposition of property and equipment, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in operations.

(11)  Investments

The Company applies ASC 323, Investments, in accounting for its investments. Under ASC 323, equity method is used for investments in entities in which the Company has the ability to exercise significant influence but does not otherwise controls. Cost method is used for investments over which the Company does not have the ability to exercise significant influence. As of December 31, 2010, the Company did not have any investments accounted for under equity investment. As of December 31, 2011, the Company has an investment accounted for using cost method as described in Note 7.

The Company continually reviews its investments in subsidiaries to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Company considers in its determination are the length of time that the fair value of the investment is below the Company’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Company considers the reason for the decline in fair value, including general market conditions, industry specific or investee specific reasons, changes in valuation subsequent to the balance sheet date and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value, which becomes the new basis of the investment. No impairment losses were recorded for the years ended December 31, 2009, 2010 and 2011.

(12)  Impairment of Long-lived Assets

The Company applies ASC 360, Property, Plant and Equipment. In accordance with these standards, the Company reviews its long- lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. If the sum of the estimated undiscounted future cash flow is less than the carrying amount of the assets, the Company recognizes an impairment loss equal to the excess of the carrying value over the fair value of the assets. No impairment of long-lived assets was recorded for the periods presented.

(13)  Revenue Recognition

In accordance with ASC 605, Revenue Recognition, the Company recognizes revenue when the following criteria are met: persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery has occurred and collectability is reasonably assured.

The Company sells the majority of its products through distributors under arrangements allowing for price protection and product return. If the Company decreases the price of any products, a distributor will receive a credit to adjust the inventory held by the distributor to the new decreased price. In addition, if the price to the customer was lower than the price paid to the Company by the distributor, the distributor will receive a credit for the difference. The master agreements with distributors do not restrict the amount or time period of price protection on unsold products. The Company may be required to grant price discounts below the cost of a product if the market price for such product declines significantly. Through December 31, 2010 and 2011, the Company has not experienced such a price decline that would reduce selling price below cost. The amount or time period of return rights vary by distributor, but generally, distributors have the right to return unsold products. Due to rapid changes in technology, consumer preferences and prices, the Company cannot reliably estimate its returns or price adjustments. Accordingly, the Company does not recognize revenue until the products are sold to the customers by the distributors and the above criteria are met. The related products held by distributors are included in the Company’s inventory balance at lower of cost or market price. The Company records product shipping costs in cost of sales. The Company’s distribution agreements are effective until terminated by either party and may be terminated by either party without cause with 30 days’ written notice. In the event of termination, the Company is required to repurchase unsold inventory from the distributor, and if the distributor terminates without cause, the repurchase price will be reduced by a 5% handling charge.

The Company also provides cash rebate directly to certain selected customers where the Company agreed to reimburse these customers for any purchase price they paid to the distributors or the Company exceeds the price the Company agreed directly with them. The amount of cash rebate is recorded as a reduction of revenue. The revenue is recognized when all of the above criteria are met.

For the years ended December 31, 2009, 2010 and 2011, 98%, 90% and 90% of the total revenue are from sales through distributors.

The Company does not accept product returns from customers except for returns subject to warranty. The Company accrues for warranty costs based on its historical experience.

(14)  Deferred Revenue

Deferred revenue includes the revenue relating to the Company’s products held by the distributors, which will be recognized when the distributors sell these products to customers.

(15)  Government Subsidies

Government subsidies related to the Company’s research and development activities are originally recorded as liabilities when received and then are recognized as a reduction to expenses in the period when the Company has reasonable assurance that it complies with the conditions attached to the subsidies and the subsidies are received. This is typically after the Company passes an inspection. If the subsidy does not carry any conditions, the Company records the amount as a reduction of research and development expense in the period the cash is received. Government subsidies related to depreciable assets are recorded as a reduction to the carrying value of the related assets. For the years ended December 31, 2009, 2010 and 2011, the Company recorded USD303, USD453 and nil government grant subsidies as a deduction to research and development expense. For the years ended December 31, 2009, 2010 and 2011, the Company recorded nil government grants as a deduction to the carrying value of the depreciable assets. As of December 31, 2010 and 2011, the Company record a deferred liability for cash subsidy received from the PRC government of approximately USD1,463 and USD1,676 because the government had not completed its inspection for these subsidies at the respective period end.

(16)  Research and Development Costs and Software Development Costs

The Company’s research and development cost, which mainly includes salaries, material costs, license fees paid to third parties for developed technologies and specific equipment depreciation, are expensed as incurred.

The Company accounts for internally generated software development costs in accordance with ASC 350, Intangibles. Capitalization of eligible software development costs begins upon the establishment of technological feasibility of the product and ends when the product is available for internal use. To date, the period between achieving technological feasibility, which the Company has defined as establishment of a working model and typically occurs when beta testing commences, and the general availability of such software is generally very short. The software development costs qualified for capitalization have been insignificant. Accordingly, the Company has not capitalized any internally generated software development costs.

(17)  Advertising costs

The Company expenses all advertising costs as incurred. Advertising costs were not material for any of the periods presented.

(18)  Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments net of incentives from the leasing company are expensed on a straight-line basis over the lease periods.

(19)  Share-based Compensation

The Company accounts for the stock options granted to employees under provisions of ASC 718, Stock Compensation, which requires all grants of stock options to be recognized in the financial statements based on their grant date fair values. The valuation provisions of ASC 718 apply to new awards, to awards granted to employees before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled.

The Company recognizes compensation expense on share-based awards with only a service condition on a straight-line basis over the requisite service period and for share-based awards with both service and performance conditions on a graded-vesting basis. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any.

The Company accounts for the grant to nonemployees under the provision of ASC 505-50, Equity- Based Payments to Nonemployees in the statements of operations. The options granted to nonemployees are recognized in the financial statements at fair value on the date when the consultant’s performance is complete. The Company recognizes such compensation expense in operating expenses once they are vested.

(20)  Income Taxes

The Company adopted ASC 740, Income Tax, according to which income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company classifies the deferred tax assets which are expected to be realized over one year in noncurrent assets. Generally accepted accounting principles require that the reliability of net deferred tax assets be evaluated on an ongoing basis. A valuation allowance is recorded to reduce the net deferred tax assets to an amount that is more likely than not to be realized. Accordingly, the Company considers various tax planning strategies, forecasts of future taxable income and its most recent operating results in assessing the need for a valuation allowance. A valuation allowance is recorded where it is more likely than not that the loss carry-forwards and deferred tax assets will not be realized. The effect on deferred tax assets and liabilities arising from a change in tax rates is recognized in the statements of operations in the period of such change.

ASC 740 clarifies the accounting for uncertainty in income taxes recognized in the financial statements and prescribes a recognition threshold and a measurement attribute for financial statement recognition and measurement of tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement, but it prohibits any discounting of any of the related tax effects for the time value of money. The Company has elected to classify interest and penalties related to an uncertain tax position, if any and when required, as other expenses. ASC 740 also mandates expanded financial statement disclosure about uncertainty in income tax reporting positions.

(21)  Comprehensive Income

Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets, consists of cumulative adjustments from foreign currency translation.

(22)  PRC Statutory Reserves

The Company’s PRC subsidiaries are required to allocate at least 10% of their after-tax profit to the general reserve in accordance with the PRC accounting standards and regulations until the general reserve has reached 50% of the registered capital of each company. Appropriations to the enterprise expansion fund, staff welfare and bonus fund are at the discretion of the board of directors of the subsidiaries. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends. During the year ended 2009, 2010 and 2011, no statutory reserves have been appropriated.

(23)  Dividends

Dividends are recognized when declared. PRC regulations currently permit payment of dividends only out of accumulated profits as determined by PRC accounting standards and regulations. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves as described in Note 2(22).

(24)  Segment Reporting

Based on the criteria established by ASC 280 Segment Reporting, the Company currently operates and manages its business as a single operating segment. The Company primarily generates its revenues all from distributors located in Hong Kong. For the years ended December 31, 2009, 2010 and 2011, 2%, 10%, and 10% of the total revenue, respectively, are from direct sales to customers which are located in the PRC. One customer of the Company is located outside the PRC and Hong Kong, which had less than 1% of total sales for all periods presented. In addition, all of the Company’s long-lived assets are located in the PRC. The Company does not present enterprise-wide product disclosures because its products are essentially the same.

(25)  Earnings Per Share

In accordance with ASC 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participation rights. Net losses are not allocated to other participating securities if based on their participation rights they are not obligated to fund losses. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the convertible preferred shares using the if-converted method and ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

(26)  Foreign Currency Translation and Foreign Currency Risk

The functional currency of the Company, RDA Micro (BVI), RDA US, RDA International and RDA Tech is the United States dollar (“USD”). The functional currency of the Company’s subsidiaries in the PRC, RDA Shanghai and RDA Beijing, is the Renminbi (“RMB”). Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in effect at the balance sheet date and nonmonetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the historical exchange rate. Transactions in currencies other than the functional currency during the reporting period are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred.

Transaction gains and losses are recognized in the consolidated statements of operations.

The Company has chosen the USD as the reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the year. Translation gains and losses are accounted for as foreign currency translation adjustment which is a component of shareholders’ equity / (deficit).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents, restricted cash and time deposit denominated in RMB amounted to USD4,174 and USD 35,877 as of December 31, 2010 and 2011, respectively.

(27)  Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04). This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of these standards is not expected to have an impact on our financial position or results of operations.